Equity	12 Months Ended
Mar. 31, 2022
Disclosure Of Equity [Abstract]
Equity

2.15 Equity

Accounting policy

Ordinary Shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new ordinary shares, share options and buyback are recognized as a deduction from equity, net of any tax effects.

Treasury Shares

When any entity within the Group purchases the company's ordinary shares, the consideration paid including any directly attributable incremental cost is presented as a deduction from total equity, until they are cancelled, sold or reissued. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus or deficit on the transaction is transferred to/ from share premium.

13,725,712 and 15,514,732 shares were held by controlled trust, as of March 31, 2022, and March 31, 2021, respectively.

Share capital and share premium

The amount received in excess of the par value has been classified as share premium. Additionally, share-based compensation recognized in the consolidated statement of comprehensive income is credited to share premium. Amounts have been utilized for bonus issue and share buyback from share premium account.

The Company has only one class of shares referred to as equity shares having a par value of ₹5/-.

Retained earnings

Retained earnings represent the amount of accumulated earnings of the Group.

Other Reserves

The Special Economic Zone Re-investment reserve has been created out of the profit of the eligible SEZ unit in terms of the provisions of Sec 10AA (1)(ii) of Income Tax Act, 1961. The reserve should be utilized by the Company for acquiring new plant and machinery for the purpose of its business in terms of the provisions of the Sec 10AA (2) of the Income Tax Act, 1961.

Capital Redemption Reserve

In accordance with section 69 of the Indian Companies Act, 2013, the Company creates capital redemption reserve equal to the nominal value of the shares bought back as an appropriation from general reserve.

Cash flow hedge reserve

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income and accumulated in the cash flow hedging reserve. The cumulative gain or loss previously recognized in the cash flow hedging reserve is transferred to the net profit in the consolidated statement of comprehensive income upon the occurrence of the related forecasted transaction.

Other components of equity

Other components of equity include currency translation, re-measurement of net defined benefit liability/asset, fair value changes of equity instruments fair valued through other comprehensive income, changes on fair valuation of investments, net of taxes.

Capital Allocation Policy

Effective fiscal 2020, the Company expects to return approximately 85% of the free cash flow cumulatively over a 5-year period through a combination of semi-annual dividends and/or share buyback and/or special dividends, subject to applicable laws and requisite approvals, if any. Free cash flow is defined as net cash provided by operating activities less capital expenditure as per the consolidated statement of cash flows prepared under IFRS. Dividend and buyback include applicable taxes.

The Company’s objective when managing capital is to safeguard its ability to continue as a going concern and to maintain an optimal capital structure so as to maximize shareholder value. In order to maintain or achieve an optimal capital structure, the Company may adjust the amount of dividend payment, return capital to shareholders, issue new shares or buyback issued shares. As of March 31, 2022, the Company has only one class of equity shares and has no debt. Consequent to the above capital structure there are no externally imposed capital requirements.

Buyback completed in September 2021

In line with the capital allocation policy, the Board, at its meeting held on April 14, 2021, approved the buyback of equity shares, from the open market route through the Indian stock exchanges, amounting to ₹9,200 crore (Maximum Buyback Size, excluding buyback tax) at a price not exceeding ₹1,750 per share (Maximum Buyback Price), subject to shareholders' approval in the ensuing General Meeting.

The shareholders approved the proposal of buyback of Equity Shares recommended by its Board of Directors in the Annual General meeting held on June 19, 2021.

The buyback was offered to all eligible equity shareholders of the Company (other than the Promoters, the Promoter Group and Persons in Control of the Company) under the open market route through the stock exchange. The buyback of equity shares through the stock exchange commenced on June 25, 2021 and was completed on September 8, 2021. During this buyback period, the Company had purchased and extinguished a total of 55,807,337 equity shares from the stock exchange at a volume weighted average buyback price of ₹1,648.53/- per equity share comprising 1.31% of the pre buyback paid up equity share capital of the Company. The buyback resulted in a cash outflow of ₹9,200 crore (excluding transaction costs and tax on buyback) ($1,243 million). The Company funded the buyback from its free reserves including Securities Premium as explained in Section 68 of the Companies Act, 2013.

In accordance with section 69 of the Companies Act, 2013, as at March 31, 2022, the Company has created ‘Capital Redemption Reserve’ amounting to $4 million equal to the nominal value of the shares bought back as an appropriation from general reserve.

Buyback completed in August 2019

Based on the postal ballot which concluded on March 12, 2019, the shareholders approved the buyback of equity shares from the open market route through Indian stock exchanges of up to ₹8,260 crore (approximately $1,184 million) at a price not exceeding ₹800 per share.

The buyback was offered to all eligible equity shareholders of the Company (other than the Promoters, the Promoter Group and Persons in Control of the Company) under the open market route through the stock exchange. The buyback of equity shares through the stock exchange commenced on March 20, 2019 and was completed on August 26, 2019. During this buyback period the Company had purchased and extinguished a total of 110,519,266 equity shares from the stock exchange at an average buyback price of ₹747.38/- per equity share comprising 2.53% of the pre buyback paid-up equity share capital of the Company. The buyback resulted in a cash outflow of ₹8,260 crore (excluding transaction costs) ($1,183 million). The Company funded the buyback from its free reserves.

In accordance with section 69 of the Companies Act, 2013, as at March 31, 2020, the Company has created ‘Capital Redemption Reserve’ of $8 million equal to the nominal value of the above shares bought back as an appropriation from general reserve.

The rights of equity shareholders are set out below.

2.15.1 Voting

Each holder of equity shares is entitled to one vote per share. The equity shares represented by American Depositary Shares (ADS) carry similar rights to voting and dividends as the other equity shares. Each ADS represents one underlying equity share.

2.15.2 Dividends

Accounting policy

Final dividends on shares are recorded as a liability on the date of approval by the shareholders and interim dividends are recorded as a liability on the date of declaration by the company's Board of Directors. Income tax consequences of dividends on financial instruments classified as equity will be recognized according to where the entity originally recognized those past transactions or events that generated distributable profits.

The Company declares and pays dividends in Indian rupees. The Finance Act 2020 has repealed the Dividend Distribution Tax (DDT). Companies are now required to pay/distribute dividend after deducting applicable taxes. The remittance of dividends outside India is governed by Indian law on foreign exchange and is also subject to withholding tax at applicable rates.

The following table provides details of per share dividend recognized during fiscal 2022, 2021 and 2020:

	Fiscal 2022	Fiscal 2021	Fiscal 2020
Dividend per Equity Share (₹)
Interim dividend(2)	15.00	12.00	8.00
Final dividend(3)	15.00	9.50	10.50
Dividend per Equity Share/ADS ($)(1)
Interim dividend(2)	0.20	0.16	0.11
Final dividend(3)	0.20	0.13	0.15

(1)	Converted at the monthly exchange rate in the month of declaration of dividend
(2)	Represents interim dividend for the respective fiscal year
(3)	Represents final dividend for the preceding fiscal year

During fiscal 2022, on account of the final dividend for fiscal 2021 and interim dividend for fiscal 2022, the Company has incurred a net cash outflow of approximately $1,703 million (excluding dividend paid on treasury shares). The payouts for dividend during fiscal 2021 and fiscal 2020 were $1,226 million and $1,359 million (including dividend distribution tax), respectively.

The Board of Directors in their meeting on April 13, 2022, recommended a final dividend of ₹16/- per equity share (approximately $0.21 per equity share*) for fiscal 2022. This payment is subject to the approval of shareholders in the Annual General Meeting of the Company expected to be held on June 25, 2022. This final dividend if approved by shareholders would result in a net cash outflow of approximately $885 million (excluding dividend paid on treasury shares).

*USD-INR rate of 75.79

2.15.3 Liquidation

In the event of liquidation of the company, the holders of shares shall be entitled to receive any of the remaining assets of the company, after distribution of all preferential amounts. However, no such preferential amounts exist currently, other than the amounts held by irrevocable controlled trusts. The amount distributed will be in proportion to the number of equity shares held by the shareholders. For irrevocable controlled trusts, the corpus would be settled in favor of the beneficiaries.

2.15.4 Share options

There are no voting, dividend or liquidation rights to the holders of options issued under the company's share option plans.